Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005504
Account Value [Line Items]
Account Value	$ 19,388	$ 19,241	$ 19,218	$ 18,773	$ 17,936	$ 17,480	$ 16,364		$ 16,211	$ 15,610	$ 15,325	$ 15,338	$ 15,085	$ 15,709	$ 16,660	$ 17,296	$ 17,557	$ 17,002	$ 16,106	$ 15,268	$ 14,517	$ 13,116	$ 13,116	$ 13,447	$ 12,908	$ 12,340	$ 12,326	$ 11,922	$ 12,436	$ 12,135	$ 12,135	$ 11,986	$ 11,516	$ 11,179	$ 10,723	$ 10,127	$ 10,178	$ 9,796	$ 9,114	$ 9,666	$ 9,435	$ 10,000
C000049240
Account Value [Line Items]
Account Value	18,910	18,788	18,778	18,360	17,545	17,106	16,025		15,894	15,310	15,038	15,061	14,819	15,446	16,388	17,022	17,297	16,755	15,889	15,064	14,333	12,955	12,963	13,299	12,777	12,219	12,219	11,818	12,339	12,051	12,058	11,909	11,453	11,122	10,679	10,089	10,153	9,775	9,097	9,658	9,432	10,000
C000049241
Account Value [Line Items]
Account Value	18,443	18,332	18,328	17,933	17,143	16,727	15,685		15,555	15,002	14,741	14,773	14,540	15,175	16,105	16,743	17,018	16,501	15,653	14,853	14,138	12,793	12,808	13,143	12,636	12,092	12,099	11,708	12,237	11,955	11,969	11,833	11,388	11,062	10,630	10,050	10,114	9,747	9,078	9,643	9,427	10,000
C000244827
Account Value [Line Items]
Account Value	612,836	608,188	607,200	593,159	566,104	551,378	516,057	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	682,760	686,440	699,825	647,631	603,581	584,038	520,373	500,000
S&P Target Date 2025 Index
Account Value [Line Items]
Account Value	18,181	17,929	17,834	17,555	16,708	16,368	15,484		15,358	14,921	14,662	14,571	14,332	14,839	15,607	16,043	16,213	15,756	14,991	14,448	13,863	12,822	12,751	13,103	12,570	12,083	12,087	11,781	12,247	11,923	11,851	11,766	11,286	11,041	10,724	10,208	10,247	9,915	9,298	9,776	9,511	10,000
S&P Target Date 2025 Index
Account Value [Line Items]
Account Value	18,181	17,929	17,834	17,555	16,708	16,368	15,484		15,358	14,921	14,662	14,571	14,332	14,839	15,607	16,043	16,213	15,756	14,991	14,448	13,863	12,822	12,751	13,103	12,570	12,083	12,087	11,781	12,247	11,923	11,851	11,766	11,286	11,041	10,724	10,208	10,247	9,915	9,298	9,776	9,511	10,000
S&P Target Date 2025 Index
Account Value [Line Items]
Account Value	18,181	17,929	17,834	17,555	16,708	16,368	15,484		$ 15,358	$ 14,921	$ 14,662	$ 14,571	$ 14,332	$ 14,839	$ 15,607	$ 16,043	$ 16,213	$ 15,756	$ 14,991	$ 14,448	$ 13,863	$ 12,822	$ 12,751	$ 13,103	$ 12,570	$ 12,083	$ 12,087	$ 11,781	$ 12,247	$ 11,923	$ 11,851	$ 11,766	$ 11,286	$ 11,041	$ 10,724	$ 10,208	$ 10,247	$ 9,915	$ 9,298	$ 9,776	$ 9,511	$ 10,000
S&P Target Date 2025 Index
Account Value [Line Items]
Account Value	$ 605,228	$ 596,823	$ 593,686	$ 584,383	$ 556,180	$ 544,868	$ 515,437	$ 500,000